Capital - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Share Capital [Line Items]
Return of capital transaction	$ 2,000
Number of common shares redeemed		0.0	1.9	6.0	1.9
Cash distribution to shareholders	$ 4.67
Description of reverse stock split	at a ratio of 1 pre-consolidated share for 0.963957 post-consolidated shares.
Ordinary shares [member]
Disclosure Of Share Capital [Line Items]
Return of capital transaction				$ 2,047
Number of common shares redeemed	15.8
NCIB [member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares			$ 2,000		$ 2,000